CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash	$ 190,651	¥ 1,240,431	$ 449,961	¥ 2,927,581	¥ 291,064	¥ 219,776
Prepayments and other current assets	224,360	1,459,755		770,643
Total current assets	1,222,864	7,956,325		4,759,067
Non-current assets:
Other non-current assets	9,577	62,314		87,395
Total non-current assets	449,134	2,922,204		1,536,786
Total assets	1,671,998	10,878,529		6,295,853
Current liabilities:
Accrued liabilities and other payables	282,996	1,841,273		1,225,611
Non-current liabilities:
Total liabilities	996,883	6,486,034		3,961,748
Mezzanine equity:
Redeemable convertible preferred shares | ¥				15,842,210
Shareholders' equity/(deficit):
Ordinary shares | ¥				4,116
Additional paid in capital	2,957,274	19,240,912
Accumulated deficit	(2,287,969)	(14,886,214)		(13,658,321)
Accumulated other comprehensive income	1,896	12,333		146,100
Total shareholders' equity/(deficit)	675,011	4,391,817		(13,508,105)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	$ 1,671,998	¥ 10,878,529		¥ 6,295,853
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Ordinary shares, authorized shares	420,486,219	420,486,219	420,486,219	420,486,219
Ordinary shares, issued shares	0	0	60,000,000	60,000,000
Ordinary shares, outstanding shares	0	0	60,000,000	60,000,000
Parent
Current assets:
Cash	$ 6,015	¥ 39,135	$ 3,142	¥ 20,445	¥ 11	¥ 1
Prepayments and other current assets	502	3,263
Total current assets	6,517	42,398		20,445
Non-current assets:
Other non-current assets	726	4,724
Investments in subsidiaries	690,295	4,491,263		2,485,272
Total non-current assets	691,021	4,495,987		2,485,272
Total assets	697,538	4,538,385		2,505,717
Current liabilities:
Accrued liabilities and other payables	7,677	49,950		97,118
Non-current liabilities:
Long-term payable due to subsidiaries	14,850	96,618		74,494
Total liabilities	22,527	146,568		171,612
Mezzanine equity:
Redeemable convertible preferred shares | ¥				15,842,210
Shareholders' equity/(deficit):
Ordinary shares | ¥				4,116
Additional paid in capital	2,957,274	19,240,912
Accumulated deficit	(2,287,969)	(14,886,214)		(13,658,321)
Accumulated other comprehensive income	1,896	12,333		146,100
Total shareholders' equity/(deficit)	675,011	4,391,817		(13,508,105)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	$ 697,538	¥ 4,538,385		¥ 2,505,717
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Ordinary shares, authorized shares	420,486,219	420,486,219	420,486,219	420,486,219
Ordinary shares, issued shares	0	0	60,000,000	60,000,000
Ordinary shares, outstanding shares	0	0	60,000,000	60,000,000
Series A redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 1,510,352
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	30,000,000	30,000,000
Redeemable convertible preferred shares, issued shares	0	0	30,000,000	30,000,000
Redeemable convertible preferred shares, outstanding shares	0	0	30,000,000	30,000,000
Series A redeemable convertible preferred shares | Parent
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 1,510,352
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	30,000,000	30,000,000
Redeemable convertible preferred shares, issued shares	0	0	30,000,000	30,000,000
Redeemable convertible preferred shares, outstanding shares	0	0	30,000,000	30,000,000
Series B redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 521,648
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	20,000,000	20,000,000
Redeemable convertible preferred shares, issued shares	0	0	10,343,535	10,343,535
Redeemable convertible preferred shares, outstanding shares	0	0	10,343,535	10,343,535
Series B redeemable convertible preferred shares | Parent
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 521,648
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	20,000,000	20,000,000
Redeemable convertible preferred shares, issued shares	0	0	10,343,535	10,343,535
Redeemable convertible preferred shares, outstanding shares	0	0	10,343,535	10,343,535
Series C redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 652,194
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	16,173,914	16,173,914
Redeemable convertible preferred shares, issued shares	0	0	12,981,287	12,981,287
Redeemable convertible preferred shares, outstanding shares	0	0	12,981,287	12,981,287
Series C redeemable convertible preferred shares | Parent
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 652,194
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	16,173,914	16,173,914
Redeemable convertible preferred shares, issued shares	0	0	12,981,287	12,981,287
Redeemable convertible preferred shares, outstanding shares	0	0	12,981,287	12,981,287
Series D redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 1,445,547
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	29,896,623	29,896,623
Redeemable convertible preferred shares, issued shares	0	0	28,820,219	28,820,219
Redeemable convertible preferred shares, outstanding shares	0	0	28,820,219	28,820,219
Series D redeemable convertible preferred shares | Parent
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 1,445,547
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	29,896,623	29,896,623
Redeemable convertible preferred shares, issued shares	0	0	28,820,219	28,820,219
Redeemable convertible preferred shares, outstanding shares	0	0	285,820,219	285,820,219
Series E redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 2,040,782
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	42,731,874	42,731,874
Redeemable convertible preferred shares, issued shares	0	0	41,177,988	41,177,988
Redeemable convertible preferred shares, outstanding shares	0	0	41,177,988	41,177,988
Series E redeemable convertible preferred shares | Parent
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 2,040,782
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	42,731,874	42,731,874
Redeemable convertible preferred shares, issued shares	0	0	41,177,988	41,177,988
Redeemable convertible preferred shares, outstanding shares	0	0	41,177,988	41,177,988
Series F redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 2,806,393
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	56,680,441	56,680,441
Redeemable convertible preferred shares, issued shares	0	0	56,680,441	56,680,441
Redeemable convertible preferred shares, outstanding shares	0	0	56,680,441	56,680,441
Series F redeemable convertible preferred shares | Parent
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 2,806,393
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	56,680,441	56,680,441
Redeemable convertible preferred shares, issued shares	0	0	56,680,441	56,680,441
Redeemable convertible preferred shares, outstanding shares	0	0	56,680,441	56,680,441
Series G-1 redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 1,280,749
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	15,479,382	15,479,382
Redeemable convertible preferred shares, issued shares	0	0	15,479,382	15,479,382
Redeemable convertible preferred shares, outstanding shares	0	0	15,479,382	15,479,382
Series G-1 redeemable convertible preferred shares | Parent
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 1,280,749
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	15,479,382	15,479,382
Redeemable convertible preferred shares, issued shares	0	0	15,479,382	15,479,382
Redeemable convertible preferred shares, outstanding shares	0	0	15,479,382	15,479,382
Series G-2 redeemable convertible preferred shares
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 5,584,545
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	68,551,547	68,551,547
Redeemable convertible preferred shares, issued shares	0	0	68,551,547	68,551,547
Redeemable convertible preferred shares, outstanding shares	0	0	68,551,547	68,551,547
Series G-2 redeemable convertible preferred shares | Parent
Mezzanine equity:
Redeemable convertible preferred shares | ¥				¥ 5,584,545
Parenthetical disclosures
Redeemable convertible preferred shares, par value (in dollars per share) | $ / shares	$ 0		$ 0.01
Redeemable convertible preferred shares, authorized shares	0	0	68,551,547	68,551,547
Redeemable convertible preferred shares, issued shares	0	0	68,551,547	68,551,547
Redeemable convertible preferred shares, outstanding shares	0	0	68,551,547	68,551,547
Class A ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	$ 2,356	¥ 15,330
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01		$ 0
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	0	0
Ordinary shares, issued shares	232,648,452	232,648,452	0	0
Ordinary shares, outstanding shares	232,648,452	232,648,452	0	0
Class A ordinary shares | Parent
Shareholders' equity/(deficit):
Ordinary shares	$ 2,356	¥ 15,330
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.00
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	0	0
Ordinary shares, issued shares	232,648,452	232,648,452	0	0
Ordinary shares, outstanding shares	232,648,452	232,648,452	0	0
Class B ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	$ 950	¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01		$ 0
Ordinary shares, authorized shares	94,075,249	94,075,249	0	0
Ordinary shares, issued shares	94,075,249	94,075,249	0	0
Ordinary shares, outstanding shares	94,075,249	94,075,249	0	0
Class B ordinary shares | Parent
Shareholders' equity/(deficit):
Ordinary shares	$ 950	¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.00
Ordinary shares, authorized shares	94,075,249	94,075,249	0	0
Ordinary shares, issued shares	94,075,249	94,075,249	0	0
Ordinary shares, outstanding shares	94,075,249	94,075,249	0	0
Class C ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	$ 504	¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01		$ 0
Ordinary shares, authorized shares	47,790,698	47,790,698	0	0
Ordinary shares, issued shares	47,790,698	47,790,698	0	0
Ordinary shares, outstanding shares	47,790,698	47,790,698	0	0
Class C ordinary shares | Parent
Shareholders' equity/(deficit):
Ordinary shares	$ 504	¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.00
Ordinary shares, authorized shares	47,790,698	47,790,698	0	0
Ordinary shares, issued shares	47,790,698	47,790,698	0	0
Ordinary shares, outstanding shares	47,790,698	47,790,698	0	0